Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Increase in the valuation allowance	$ 4,260,571
Unrecognized tax benefits impacting effective tax rate	0	$ 0
Unrecognized tax benefit offset by change in valuation allowance	794,962
U.S. Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards	80,000,000
U.S. Federal Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	1,500,000
State Tax Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards	52,000,000
State Tax Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	1,200,000
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 235,000